UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2010 to July 31, 2010

Item 1:                   Schedule of Investments

Credit Suisse High Income Fund

Schedule of Investments

July 31, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (86.9%)
Aerospace & Defense (1.5%)
$200	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)§	(BB, Ba3)	07/01/18	8.500	$218,000
250	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	202,500
125	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/11 @ $102.25)	(B+, B1)	02/01/15	6.750	124,375
150	Spirit Aerosystems, Inc., Global Company Guaranteed Notes (Callable 10/01/13 @ $103.75)	(BB, B2)	10/01/17	7.500	151,875
					696,750
Auto Loans (1.9%)
525	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes	(B-, Ba3)	10/01/13	7.000	546,936
350	Ford Motor Credit Co., LLC, Senior Unsecured Notes	(B-, Ba3)	12/15/16	8.000	374,057
					920,993
Auto Parts & Equipment (1.5%)
75	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡§	(B, B1)	01/15/17	9.250	81,187
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC, Caa2)	03/01/17	7.875	93,500
150	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)§	(CCC, Caa1)	03/15/18	10.625	164,250
215	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	203,175
125	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/11 @ $103.00)	(B+, B1)	07/01/15	9.000	131,250
50	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)§	(B+, B1)	05/15/16	10.500	56,250
					729,612
Banks (1.0%)
275	Ally Financial, Inc., Global Company Guaranteed Notes	(B, B3)	04/01/11	6.000	278,094
28	Ally Financial, Inc., Global Subordinated Notes	(CCC+, B3)	12/31/18	8.000	27,335
175	Ally Financial, Inc., Rule 144A, Company Guaranteed Notes‡	(B, B3)	02/12/15	8.300	184,625
					490,054
Beverages (0.3%)
150	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	09/01/16	7.250	157,125

Building & Construction (0.8%)
169	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	98,020
125	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC-, Caa2)	01/15/16	6.250	89,688
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(CC, Caa3)	02/15/14	7.500	193,875
					381,583
Building Materials (2.7%)
200	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88)§	(CCC, Caa2)	03/01/14	11.250	206,000
275	Building Materials Corp. of America, Rule 144A, Company Guaranteed Notes (Callable 03/15/15 @ $103.75)‡	(BB-, B3)	03/15/20	7.500	275,687
225	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $100.00)	(B-, Caa1)	07/01/13	10.500	228,375
250	Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69)	(B+, B2)	11/01/14	11.375	255,000
175	Norcraft Finance Corp., Global Senior Secured Notes (Callable 12/15/12 @ $105.25)	(B-, B2)	12/15/15	10.500	184,625
125	Texas Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/15 @ $104.63)‡	(B, B3)	08/15/20	9.250	126,250
					1,275,937

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Chemicals (2.7%)
$225	CF Industries, Inc., Company Guaranteed Notes	(BB+, B1)	05/01/18	6.875	$236,813
200	Koppers, Inc., Global Company Guaranteed Notes (Callable 12/01/14 @ $103.94)	(B, B1)	12/01/19	7.875	208,000
100	LBI Escrow Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB, Ba3)	11/01/17	8.000	105,375
20	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(CCC-, Caa2)	12/01/14	9.750	20,325
150	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)§	(CCC-, B3)	06/15/14	12.500	170,568
50	Nalco Co., Global Senior Notes (Callable 05/15/13 @ $104.13)	(BB-, Ba2)	05/15/17	8.250	54,000
250	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B2)	02/01/14	9.000	257,812
225	Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)	(B+, B2)	11/01/17	8.750	246,375
					1,299,268
Computer Hardware (1.1%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	243,750
125	Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $103.31)‡	(BBB-, Ba2)	01/15/18	6.625	128,125
125	Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/15 @ $103.44)‡§	(BBB-, Ba2)	01/15/20	6.875	128,438
					500,313
Consumer Products (1.4%)
200	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡§	(CCC, NR)	10/01/12	10.250	198,000
225	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B+, B3)	04/01/18	8.250	231,750
200	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75)‡	(B, B2)	06/15/18	9.500	211,250
					641,000
Consumer/Commercial/Lease Financing (2.5%)
39	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/13	7.000	39,096
59	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/14	7.000	57,613
134	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/15	7.000	129,753
98	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)§	(B+, B3)	05/01/16	7.000	94,057
138	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/17	7.000	130,305
240	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	09/15/15	8.625	244,800
125	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	03/15/17	8.750	127,812
125	International Lease Finance Corp., Series MTN, Senior Unsecured Notes§	(BB+, B1)	06/01/14	5.650	117,188
225	Provident Funding Associates, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡	(B+, Ba3)	04/15/17	10.250	230,625
					1,171,249
Department Stores (0.2%)
100	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(CCC+, Caa2)	10/15/15	10.375	104,750

Diversified Capital Goods (2.6%)
100	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	101,000
150	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	150,750
125	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	135,937
125	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)	(B, B3)	02/15/18	9.000	125,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Diversified Capital Goods
$125	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)	(BB+, B1)	03/15/17	7.125	$124,844
175	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(B-, B3)	06/01/17	7.375	160,344
125	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	124,844
125	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	130,625
150	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡§	(B-, Caa1)	12/15/17	9.750	153,937
					1,207,906
Electric - Generation (4.7%)
225	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ $103.94)‡	(B+, B1)	07/31/20	7.875	228,375
300	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, B3)	05/01/16	8.375	241,500
125	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/17	7.000	85,625
350	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/19	7.200	238,000
300	Mirant Americas Generation LLC, Senior Unsecured Notes§	(B-, B3)	10/01/21	8.500	286,500
89	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	93,031
225	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)§	(BB-, B1)	01/15/17	7.375	228,375
100	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)§	(BB-, B1)	06/15/19	8.500	105,500
875	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	590,625
200	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	135,000
					2,232,531
Electric - Integrated (0.7%)
325	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	346,531

Electronics (1.1%)
175	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡	(B-, B2)	03/15/18	10.125	187,250
150	Jabil Circuit, Inc., Senior Unsecured Notes	(BB+, Ba1)	07/15/16	7.750	162,000
150	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)§	(CCC+, B2)	03/01/16	8.125	153,375
					502,625
Energy - Exploration & Production (5.1%)
150	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	151,875
125	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)	(BB-, B1)	07/15/16	9.875	137,187
75	Chesapeake Energy Corp., Company Guaranteed Notes§	(BB, Ba3)	12/15/18	7.250	79,688
225	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	232,875
125	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	130,938
149	Denbury Resources, Inc., Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(BB, B1)	02/15/20	8.250	159,802
125	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	138,281
125	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(B+, B1)	06/15/19	7.250	127,188
150	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	159,000
125	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	138,125
275	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	286,000
150	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	162,228
150	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	153,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$175	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(BB-, Caa1)	02/01/17	8.625	$166,906
200	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	209,250
					2,432,343
Environmental (0.5%)
200	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(B+, B2)	07/15/14	11.000	219,250

Food & Drug Retailers (0.5%)
125	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)§	(CCC, Caa3)	12/15/15	9.375	105,313
125	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	135,156
					240,469
Food - Wholesale (0.4%)
200	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	201,000

Forestry & Paper (1.3%)
134	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)	(B+, Caa1)	10/15/14	7.125	126,630
325	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)§	(CCC+, B2)	12/31/14	11.375	302,656
50	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, Caa1)	08/01/16	11.375	46,375
150	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)§	(B, B2)	08/01/14	9.125	150,750
					626,411
Gaming (5.3%)
250	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	46,250
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡§	(CCC+, Caa3)	08/01/13	8.000	185,000
181	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	125,116
75	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B+, B2)	05/01/15	13.875	88,125
150	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	1,125
300	Greektown Superholdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/13 @ $106.50)‡	(NR, NR)	07/01/15	13.000	330,000
175	Harrah’s Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)	(B, Caa1)	06/01/17	11.250	189,875
225	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(D, Ca)	11/15/10	12.000	97,875
275	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	253,688
125	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	72,188
200	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)ø‡	(D, NR)	11/15/15	8.500	35,000
150	MGM Mirage, Inc., Global Company Guaranteed Notes§	(CCC+, Caa1)	04/01/13	6.750	138,000
150	MGM Resorts International, Global Senior Secured Notes (Callable 05/15/13 @ $105.56)	(B, B1)	11/15/17	11.125	171,000
275	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	289,437
125	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)§	(B, B3)	08/15/17	10.750	130,625
100	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)§	(BB, Ba2)	08/15/15	8.375	104,500
115	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	224

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gaming
$250	Wynn Las Vegas Capital Corp., Rule 144A (Callable 08/15/15 @ $103.88)‡	(BB+, Ba3)	08/15/20	7.750	$254,687
					2,512,715
Gas Distribution (2.0%)
150	AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)§	(NR, Ba3)	05/20/16	7.125	156,000
50	El Paso Corp., Senior Unsecured Notes§	(BB-, Ba3)	06/01/18	7.250	53,279
150	Holly Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.13)‡	(B+, B1)	03/15/18	8.250	153,750
175	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	184,625
125	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(BB-, B1)	04/15/18	8.750	135,156
150	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B2)	07/01/16	8.250	157,500
100	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	113,659
					953,969
Health Facilities (5.1%)
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)§	(B-, B3)	10/15/17	10.000	111,250
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	112,625
200	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	210,000
875	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	947,187
150	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	153,000
125	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 04/01/11 @ $101.17)	(BB+, Ba3)	04/01/14	7.000	127,344
75	Omega Healthcare Investors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $103.75)‡	(BB+, Ba3)	02/15/20	7.500	78,188
125	Radiation Therapy Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/14 @ $104.94)‡	(CCC+, Caa1)	04/15/17	9.875	124,687
250	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $ 104.44)‡§	(BB-, B1)	07/01/19	8.875	276,250
125	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00)#	(B+, B3)	06/01/15	4.134	107,500
25	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	25,438
158	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	164,378
					2,437,847
Health Services (1.4%)
150	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡	(B, B3)	12/30/14	9.500	153,750
250	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/11 @ $104.25)	(B, Caa1)	03/15/16	12.750	267,500
125	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	131,250
100	Service Corp. International, Senior Unsecured Notes§	(BB-, B1)	11/15/21	8.000	104,750
					657,250
Hotels (0.6%)
125	Felcor Lodging LP, Global Senior Secured Notes§	(NR, B2)	10/01/14	10.000	133,750
125	Host Hotels & Resorts LP, Global Company Guaranteed Notes (Callable 05/15/13 @ $104.50)§	(BB+, Ba1)	05/15/17	9.000	137,813
					271,563
Machinery (1.6%)
200	Altra Holdings, Inc., Global Senior Secured Notes (Callable 12/01/12 @ $106.09)	(B+, B1)	12/01/16	8.125	202,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Machinery
$100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)§	(B, B3)	02/15/17	8.625	$106,500
175	Case New Holland, Inc., Rule 144A, Senior Notes‡	(BB+, Ba3)	12/01/17	7.875	184,187
100	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	108,500
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	170,625
					772,562
Media - Broadcast (1.4%)
130	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa2)	08/15/14	10.500	127,400
100	Clear Channel Communications, Inc., Senior Unsecured Notes§	(CCC-, Ca)	09/15/14	5.500	59,500
150	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	150,000
150	LIN Television Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/14 @ $104.19)‡	(B+, Ba3)	04/15/18	8.375	154,875
175	Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡	(B-, B3)	04/15/17	8.875	181,125
325	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)ø	(NR, NR)	01/15/14	8.750	3
					672,903
Media - Cable (5.1%)
350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, B3)	01/15/14	9.375	355,250
201	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	239,625
375	CCO Holdings Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/13 @ $105.91)‡§	(B, B2)	04/30/18	7.875	394,687
100	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	102,500
450	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	493,875
300	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	307,500
300	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	318,750
200	Mediacom Capital Corp., Global Unsecured Notes (Callable 08/15/14 @ $104.56)§	(B-, B3)	08/15/19	9.125	204,000
					2,416,187
Media - Diversified (1.0%)
475	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	473,813

Media - Services (1.2%)
200	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	211,000
50	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡§	(B, B2)	12/15/17	9.250	52,250
150	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	169,125
125	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB, Ba2)	06/15/16	9.500	136,562
					568,937
Metals & Mining - Excluding Steel (1.5%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(NR, NR)	12/15/14	9.000	145
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(NR, NR)	12/15/16	10.000	653
200	Cloud Peak Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/13 @ $104.13)‡	(BB-, B1)	12/15/17	8.250	210,000
300	Consol Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.00)‡	(BB, B1)	04/01/17	8.000	320,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Metals & Mining - Excluding Steel
$223	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(CCC+, B3)	05/15/15	5.373	$178,045
					709,093
Oil Field Equipment & Services (3.4%)
150	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	150,000
200	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(NR, B2)	02/15/15	7.750	199,000
250	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13)‡	(B, Caa2)	01/15/15	12.250	210,625
125	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B, B3)	01/15/16	9.500	121,875
75	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)§	(B+, Ba3)	09/01/17	8.000	70,594
95	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)§	(B+, Ba3)	12/01/14	6.125	85,738
125	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	129,375
125	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B, B3)	12/15/16	9.500	123,750
175	Parker Drilling Co., Rule 144A, Senior Notes (Callable 04/01/14 @ $104.56)‡	(B+, B1)	04/01/18	9.125	175,000
215	Pioneer Drilling Co., Rule 144A, Senior Notes (Callable 03/15/14 @ $104.94)‡	(B, B3)	03/15/18	9.875	217,150
125	Pride International, Inc., Senior Unsecured Notes§	(BBB-, Ba1)	06/15/19	8.500	140,312
					1,623,419
Oil Refining & Marketing (1.4%)
300	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB-, Ba3)	04/01/15	9.000	309,000
100	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡	(BB-, B3)	04/01/17	10.875	101,500
100	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)§	(BB+, Ba1)	06/01/19	9.750	109,000
175	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(NR, B3)	06/15/14	10.750	160,125
					679,625
Packaging (1.5%)
150	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC, Caa1)	09/15/14	8.875	150,375
175	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)§	(B, B1)	11/15/15	8.250	179,812
75	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)§	(CCC+, Caa1)	10/15/14	9.875	78,188
75	GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13)‡	(CCC+, Caa1)	01/01/17	8.250	75,375
200	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB-, B1)	10/15/16	7.750	210,000
					693,750
Pharmaceuticals (0.6%)
225	Valeant Pharmaceuticals International, Rule 144A, Senior Unsecured Notes (Callable 03/15/15 @ $103.81)‡	(BB-, Ba3)	03/15/20	7.625	268,875

Printing & Publishing (1.0%)
150	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	145,875
325	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø^	(NR, NR)	02/15/17	9.000	0
250	The Reader’s Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00)#‡§	(B, B1)	02/15/17	9.500	252,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Printing & Publishing
$69	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(BB-, Ba3)	03/01/15	8.250	$72,450
					470,825
Railroads (0.2%)
100	RailAmerica, Inc., Global Senior Secured Notes (Callable 07/01/13 @ $104.63)	(BB, B1)	07/01/17	9.250	108,750

Real Estate Development & Management (0.5%)
275	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	244,750

Restaurants (0.4%)
200	CKE Restaurants, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/14 @ $105.69)‡§	(B, B2)	07/15/18	11.375	204,500

Software/Services (2.3%)
250	Fidelity National Information Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.72)‡	(BB-, Ba2)	07/15/17	7.625	261,250
100	JDA Software Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/12 @ $104.00)‡	(BB-, B1)	12/15/14	8.000	102,750
75	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	79,875
175	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	184,625
50	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)‡	(BB-, Ba3)	09/15/15	14.250	58,750
62	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB-, Ba3)	10/15/14	12.750	70,990
330	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	316,800
					1,075,040
Specialty Retail (1.1%)
150	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	143,625
250	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(C, Caa3)	10/15/12	12.000	211,250
100	Susser Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/13 @ $104.25)‡	(B+, B2)	05/15/16	8.500	104,000
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	51,750
					510,625
Steel Producers/Products (0.8%)
175	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	169,750
175	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	184,188
					353,938
Support-Services (3.0%)
250	FTI Consulting, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $100.00)	(BB, Ba2)	06/15/13	7.625	255,312
200	JohnsonDiversey Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ $104.13)‡	(B-, B3)	11/15/19	8.250	211,000
200	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	188,000
150	Sotheby’s, Global Company Guaranteed Notes§	(B, B1)	06/15/15	7.750	153,750
250	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/13 @ $103.88)‡§	(BB-, B1)	10/15/17	7.750	259,375
70	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	72,625
100	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa1)	09/01/16	11.875	108,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Support-Services
$175	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17)§	(CCC+, Caa1)	02/15/14	7.000	$174,563
					1,422,625
Telecom - Integrated/Services (4.7%)
125	Frontier Communications Corp., Rule 144A, Senior Unsecured Notes‡	(BB, Ba2)	04/15/17	8.250	134,062
150	Frontier Communications Corp., Global Senior Unsecured Notes§	(BB, Ba2)	03/15/15	6.625	152,250
215	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)	(B, B1)	04/15/14	9.500	224,675
500	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	518,750
25	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/01/14 @ $105.00)	(CCC, Caa1)	02/01/18	10.000	22,906
250	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)#	(CCC, Caa1)	02/15/15	4.140	201,875
150	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	150,750
375	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/13 @ $103.56)‡	(B+, Ba3)	04/01/18	7.125	390,000
125	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡§	(B+, Ba3)	10/01/15	8.000	133,750
150	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(B+, Ba3)	02/15/14	7.500	154,500
125	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	130,938
					2,214,456
Telecom - Wireless (3.6%)
100	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	103,875
75	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)§	(B+, Ba2)	05/15/16	7.750	78,000
225	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	237,375
500	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/11 @ $101.74)	(BB-, Ba2)	03/15/14	5.950	483,750
100	SBA Telecommunications, Inc., Global Company Guaranteed Notes (Callable 08/15/12 @ $106.00)	(BB-, Ba3)	08/15/16	8.000	108,000
75	SBA Telecommunications, Inc., Global Company Guaranteed Notes (Callable 08/15/14 @ $104.13)	(BB-, Ba3)	08/15/19	8.250	82,500
400	Sprint Nextel Corp., Senior Unsecured Notes	(BB-, Ba3)	12/01/16	6.000	379,000
200	Viasat, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $106.66)§	(B, B1)	09/15/16	8.875	215,500
					1,688,000
Telecommunications (0.3%)
150	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	146,250

Textiles & Apparel (0.4%)
200	Levi Strauss & Co., Rule 144A, Senior Unsecured Notes (Callable 05/15/15 @ $103.81)‡	(B+, B2)	05/15/20	7.625	205,000

Theaters & Entertainment (0.8%)
300	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)	(CCC+, Caa1)	03/01/14	8.000	301,500
75	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	79,125
					380,625
Transportation - Excluding Air/Rail (0.2%)
100	SEACOR Holdings, Inc., Senior Unsecured Notes	(BBB-, Ba1)	10/01/19	7.375	107,382

TOTAL U.S. CORPORATE BONDS (Cost $41,336,139)					41,222,974

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS (8.0%)
Airlines (0.3%)
$125	Air Canada, Rule 144A, Senior Secured Notes (Callable 08/01/12 @ $106.94) (Canada)‡	(B+, B2)	08/01/15	9.250	$126,875

Chemicals (1.4%)
300	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B, B2)	09/15/13	2.537	298,500
100	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50) (United Kingdom)‡	(B, B2)	05/15/15	9.000	102,500
325	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(CCC, Caa3)	02/15/16	8.500	270,562
					671,562
Electronics (0.3%)
125	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC+, Caa1)	10/15/14	7.875	126,563

Energy - Exploration & Production (0.3%)
175	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)§	(B, Caa3)	12/15/14	8.250	152,906

Forestry & Paper (0.7%)
475	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(NR, NR)	06/15/11	7.750	59,969
125	Cascades, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ $103.88) (Canada)	(B+, Ba3)	12/15/17	7.750	130,625
150	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58) (Ireland)	(B, B2)	04/01/15	7.750	152,250
					342,844
Media - Cable (0.7%)
100	Videotron Ltee, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.56) (Canada)	(BB-, Ba2)	04/15/18	9.125	112,500
200	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B+, B1)	08/15/16	9.125	216,000
					328,500
Media - Diversified (0.4%)
200	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)§	(B, B2)	03/15/16	7.750	204,000

Oil Field Equipment & Services (0.8%)
175	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50) (France)§	(BB-, Ba3)	05/15/15	7.500	172,375
200	Offshore Group Investments, Ltd., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ $108.63) (Cayman Islands)‡	(B-, B3)	08/01/15	11.500	200,000
					372,375
Pharmaceuticals (0.3%)
125	Patheon, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/13 @ $106.47) (Canada)‡	(B+, B1)	04/15/17	8.625	125,469

Support-Services (0.2%)
100	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) (Canada)‡	(B, B3)	03/15/17	9.750	106,000

Telecom - Integrated/Services (0.9%)
292	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	302,950
125	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)	(B+, B3)	01/15/15	8.875	130,312
					433,262
Telecom - Wireless (0.6%)
225	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	255,209

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Textiles & Apparel (0.0%)
$75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	$15,634

Transportation - Excluding Air/Rail (1.1%)
250	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	246,250
100	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	99,750
175	Teekay Corp., Global Senior Unsecured Notes (Canada)	(BB, B1)	01/15/20	8.500	184,625
					530,625
TOTAL FOREIGN CORPORATE BONDS (Cost $3,829,467)					3,791,824

Number of Shares

COMMON STOCKS (1.1%)
Banks (0.2%)
3,381	CIT Group, Inc.*	122,933

Chemicals (0.2%)
9,785	Huntsman Corp.	102,449

Forestry & Paper (0.2%)
3,884	Smurfit-Stone Container Corp.*	80,981

Leisure (0.5%)
6,851	Six Flags Entertainment Corp.*§	222,452

Printing & Publishing (0.0%)
554	Dex One Corp.*§	10,039
237	SuperMedia, Inc.*§	4,998
		15,037
TOTAL COMMON STOCKS (Cost $1,037,473)		543,852

PREFERRED STOCK (0.2%)
Banks (0.2%)
89	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000) (Cost $19,173)‡	73,094

WARRANTS (0.0%)
Printing & Publishing (0.0%)
1,036	The Readers Digest Association, Inc., strike price $0.00, expires 02/15/17*^ (Cost $0)	0

SHORT-TERM INVESTMENTS (25.0%)
10,204,878	State Street Navigator Prime Portfolio §§	10,204,878

Par (000)

$1,661	State Street Bank and Trust Co. Euro Time Deposit	08/02/10	0.010	1,661,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,865,878)				11,865,878

TOTAL INVESTMENTS AT VALUE (121.2%) (Cost $58,088,130)				57,497,622

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.2%)				(10,045,510)

NET ASSETS (100.0%)				$47,452,112

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Depreciation

Open Forward Foreign Currency Contract
USD	79,548	EUR	62,500	10/15/10	$(79,548)	$(81,414)	$(1,866)

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR = Not Rated

†                                     Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡                                     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2010, these securities amounted to a value of $14,951,353 or 31.5% of net assets.

^                                     Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#                                    Variable rate obligations — The interest rate is the rate as of July 31, 2010.

+                                    Step Bond — The interest rate is as of July 31, 2010 and will reset at a future date.

ø                                    Bond is currently in default.

*                                    Non-income producing security.

§                                    Security or portion thereof is out on loan.

§§                             Represents security purchased with cash collateral received for securities on loan.

Currency Abbreviations:

EUR = Euro Currency

USD = United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds	$—	$41,222,974	$—	$41,222,974
Foreign Corporate Bonds	—	3,791,824	—	3,791,824
Common Stocks	543,852	—	—	543,852
Preferred Stock	73,094	—	—	73,094
Warrant	—	—	—	—
Short-Term Investments	10,204,878	1,661,000	—	11,865,878
Other Financial Instruments *
Forward Foreign Currency Contracts	—	(1,866)	—	(1,866)
	$10,821,824	$46,673,932	$—	$57,495,756

* Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended July 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At July 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $58,088,130, $2,935,280, $(3,525,788) and $(590,508), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 14, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 14, 2010